Implementation of IFRS 17 Insurance contracts	6 Months Ended
Jun. 30, 2023
Disclosure of Insurance Contracts [Abstract]
Implementation of IFRS 17 Insurance contracts
Note 5: Insurance revenue

	Half-year to 30 Jun 2023 £m	Half-year to 30 Jun 2022 £m	Half-year to 31 Dec 2022 £m

Life
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	160	100	145
Change in risk adjustments for non-financial risk for risk expired	30	54	49
Expected incurred claims and other insurance services expenses	955	877	819
Charges (credits) to funds in respect of policyholder tax and other	20	(162)	(66)
Recovery of insurance acquisition cash flows	40	38	48
Total life	1,205	907	995

Non-life
Total non-life	245	294	265
Total insurance revenue	1,450	1,201	1,260
Note 6: Insurance service expense

	Half-year to 30 June 2023
	Life £m	Non-life £m	Total £m

Incurred claims and other directly attributable expenses	966	236	1,202
Changes that relate to past service: adjustment to liabilities for incurred claims	1	(45)	(44)
Changes that relate to future service: losses and reversal of losses on onerous contracts	26	(4)	22
Amortisation of insurance acquisition assets	40	18	58
Net impairment loss on insurance acquisition assets	–	–	–
Total insurance service expense	1,033	205	1,238

	Half-year to 30 June 2022
	Life £m	Non-life £m	Total £m

Incurred claims and other directly attributable expenses	896	239	1,135
Changes that relate to past service: adjustment to liabilities for incurred claims	4	(16)	(12)
Changes that relate to future service: losses and reversal of losses on onerous contracts[1]	265	1	266
Amortisation of insurance acquisition assets	37	21	58
Net impairment loss on insurance acquisition assets	–	–	–
Total insurance service expense	1,202	245	1,447

	Half-year to 31 December 2022
	Life £m	Non-life £m	Total £m

Incurred claims and other directly attributable expenses	855	236	1,091
Changes that relate to past service: adjustment to liabilities for incurred claims	(4)	73	69
Changes that relate to future service: losses and reversal of losses on onerous contracts[1]	1,221	1	1,222
Amortisation of insurance acquisition assets	48	(28)	20
Net impairment loss on insurance acquisition assets	14	–	14
Total insurance service expense	2,134	282	2,416
[1]    During 2022, the Group enhanced its existing longstanding and workplace pension business through the addition of a drawdown feature. The Group applied judgement to determine that if the drawdown feature had been included in the contract terms at inception, the modified contracts would have had a substantially different contract boundary. As a result IFRS 17 required the existing contracts to be derecognised and the modified contracts to be recognised as new contracts. Judgement was also applied in determining the premium that would have been charged had the Group entered into a contract with the new contract’s terms at the date of modification. The contracts were modified throughout 2022, in line with the dates of policyholder communication of enhanced benefits. The impact is set out below:
–The Group derecognised existing CSM relating to contracts modified of £399 million, net of reinsurance, and recognised CSM of £1,730 million, net of reinsurance, relating to the new contracts recognised. During 2022, the CSM increased by £1,331 million and will be released to the income statement in the future, in line with service provided. The new CSM is larger than the previously existing CSM as (i) there were no acquisition costs incurred following modification and (ii) the CSM for those contracts that were originally recognised prior to 1 January 2016 was previously calculated using the fair value approach on transition.
–The new CSM also includes additional future profit of £89 million expected to emerge from the addition of a drawdown feature, as a result of the increase in the expected length of the contract services period for this business. There has been an equivalent change in the fulfilment cashflows arising upon contract modification.
Consequently, a charge to the 2022 income statement of £1,242 million arises (half-year to 30 June 2022: £227 million; half-year to 31 December 2022: £1,015 million).
Note 18: Measurement components of insurance contracts and participating investment contracts

At 30 June 2023	Present value of future cash flows £m	Risk adjustment[1] £m	Contractual service margin[2] £m	Total £m

Insurance contract assets[3]	2	–	(2)	–
Liabilities arising from insurance contracts and participating investment contracts[4]	(108,194)	(1,208)	(4,164)	(113,566)
Net liabilities	(108,192)	(1,208)	(4,166)	(113,566)

At 31 December 2022
Insurance contract assets[3]	–	–	–	–
Liabilities arising from insurance contracts and participating investment contracts[4]	(104,881)	(1,187)	(4,210)	(110,278)
Net liabilities	(104,881)	(1,187)	(4,210)	(110,278)

At 1 January 2022
Insurance contract assets[3]	149	(53)	(72)	24
Liabilities arising from insurance contracts and participating investment contracts[4]	(121,620)	(1,617)	(1,942)	(125,179)
Net liabilities	(121,471)	(1,670)	(2,014)	(125,155)
[1]    The increase in the risk adjustment during the period included £42 million, net of reinsurance, arising on the initial recognition of contracts issued in the period (half-year to 30 June 2022: £146 million; half-year to 31 December 2022: £497 million), which included £nil (half-year to 30 June 2022: £98 million; half-year to 31 December 2022: £453 million) arising on the contracts that were modified and recognised as new contracts during the period.
[2]    The increase in the CSM during the period included £56 million, net of reinsurance, arising on the initial recognition of contracts issued in the period (half-year to 30 June 2022: £504 million; half-year to 31 December 2022: £1,266 million), which included £nil (half-year to 30 June 2022: £487 million; half-year to 31 December 2022: £1,243 million) arising on the contracts that were modified and recognised as new contracts during the period.
[3]    Included within other assets.
[4]    Liabilities arising from insurance and participating investment contracts substantially all relates to liability for remaining coverage.
Note 24: Implementation of IFRS 17 Insurance contracts
Set out below are the accounting policies adopted for insurance and participating investment contracts in the preparation of these condensed consolidated financial statements following the adoption of IFRS 17 at 1 January 2023.
Insurance and participating investment contracts
The Group enters into insurance contracts, reinsurance contracts (issued and held) and participating investment contracts.
•Insurance contracts are contracts that transfer significant insurance risk and may also transfer financial risk. The Group defines significant insurance risk as the possibility of having to pay benefits on the occurrence of an insured event which are significantly higher than the benefits payable if the insured event were not to occur. Once a contract has been classified as an insurance contract, it remains an insurance contract until all obligations are extinguished, even if the insurance risk reduces significantly over time, unless that contract is derecognised due to a contract modification. These contracts may be classified as direct participating contracts or contracts without direct participation features. Contracts without direct participation features are accounted for using the general measurement model (GMM) for life contracts or the premium allocation approach (PAA) for general insurance contracts. Direct participating contracts are contracts for which, at inception, the contractual terms specify the policyholders participate in a clearly identified pool of underlying items. Under the terms of these contracts the policyholders are entitled to a substantial share of the returns and change in fair value of the underlying items. These contracts are accounted for under the variable fee approach (VFA).
•Participating investment contracts are investment contracts that contain a discretionary participation feature (DPF). They do not transfer significant insurance risk, but contain a contractual right to receive, as a supplement to an amount not subject to the discretion of the Group, additional amounts that are expected to be a significant portion of the total contractual benefits. The timing or amount of these additional amounts are at the discretion of the Group and are contractually based on the returns on a specified pool of contracts or type of contract, returns on a specified pool of assets held by the Group or profit or loss of a fund.
•For certain insurance and investment contracts, the contract can be partly invested in units which contain a DPF and partly in units without. In these circumstances, where the contract also contains features that transfer significant insurance risk, they are classified as insurance contracts. Where this is not the case, and the discretionary cash flows are expected to be a significant portion of the total contractual benefits, they are classified as participating investment contracts. Where the discretionary cash flows are not expected to be a significant portion of the total contractual benefits, they are classified as financial instruments. The investment component of the insurance and participating investment contract is non-distinct and is not separated.
(1)    Life insurance business
(i)    Accounting for insurance and participating investment contracts
Recognition
The Group aggregates insurance and participating investment contracts into portfolios of contracts subject to similar risks and managed together. Each portfolio of insurance contracts is divided into annual cohorts (by year of issue). Annual cohorts are divided into groups of insurance and participating investment contracts based on profitability expectations at initial recognition. The directly attributable costs of selling, underwriting and starting a group of insurance and participating investment contracts are allocated to the group of insurance and participating investment contracts using a systematic and rational method.
On initial recognition, a group of insurance and participating investment contracts is measured as the total of the fulfilment cash flows and the contractual service margin (CSM). The measurement includes all future cash flows that are within the contract boundary of each contract in the group. The fulfilment cash flows comprise unbiased and probability-weighted estimates of future cash flows, discounted to present value to reflect the time value of money and financial risks, plus an explicit risk adjustment for non-financial risk. The discount rate applied reflects the time value of money, the characteristics of the cash flows, the liquidity characteristics of the insurance and participating investment contracts and, where appropriate, is consistent with observable current market prices. The risk adjustment for non-financial risk for a group of insurance and participating investment contracts is the compensation required for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial risk. The CSM of a group of insurance and participating investment contracts represents the unearned profit that the Group expects to recognise as it provides insurance contract services under those contracts in the future.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 24: Implementation of IFRS 17 Insurance contracts (continued)
Measurement
The carrying amount of a group of insurance contracts at each reporting date is the sum of the liability for remaining coverage (LRC) and the liability for incurred claims (LIC). The LRC comprises the fulfilment cash flows that relate to services that will be provided under the contracts in future periods and any remaining CSM at that date. The LIC includes the fulfilment cash flows for incurred claims and expenses that have not yet been paid, including claims that have been incurred but not yet reported. The fulfilment cash flows of groups of insurance contracts are measured at the reporting date using current estimates of future cash flows, current discount rates and current estimates of the risk adjustment for non-financial risk. Changes in fulfilment cash flows are recognised as follows:
•Changes related to future service are adjusted against the CSM unless the group is onerous in which case such changes are recognised in the insurance service result in profit or loss;
•Changes related to past or current service are recognised in the insurance service result in profit or loss; and
•The effects of the time value of money and financial risk are recognised as net finance income or expense from insurance, participating investment and reinsurance contracts in profit or loss.
The carrying amount of the CSM is remeasured at the end of each reporting period. For contracts measured under the GMM, interest is accreted on the carrying amount of the CSM using the discount rate curve determined at the date of initial recognition of the group of contracts and part of the CSM is recognised in the income statement to reflect the amount of profit related to the insurance contract services provided in the period. This is calculated using coverage units, a measure used to determine the allocation of the CSM over the remaining coverage periods. The number of coverage units in a group is the quantity of insurance contract services provided by the contracts in the group, determined by considering for each contract the quantity of the benefits provided and its expected coverage period. The CSM is also adjusted for the changes in fulfilment cash flows relating to future service unless the increases in fulfilment cash flows cause a group of contracts to become onerous, and for contracts measured under the VFA where the risk mitigation option is applied, where the impacts on the CSM from the effects of financial risk can be recognised in the income statement.
The majority of the Group’s with-profits and unit-linked insurance contracts and participating investment contracts are direct participating contracts under which the Group’s obligation to the policyholder is the payment of an amount equal to the fair value of the underlying items, less a variable fee. On subsequent remeasurement of a group of direct participating contracts (measured under VFA), changes to the fulfilment cash flows, discounted at current rates, reflecting changes in the obligation to pay the policyholder an amount equal to the fair value of the underlying items are recognised in the income statement, within net finance income or expense from insurance, participating investment and reinsurance contracts. The CSM is adjusted for changes in the amount of the Group’s share of the fair value of the underlying items, which relate to future services, except where the Group applies the risk mitigation option, and fulfilment cashflows that do not vary based on the returns on underlying items. Changes in fulfilment cash flows relating to future service adjust the CSM using current discount rates.
Derecognition
The Group derecognises an insurance and participating investment contract when it is extinguished (that is, when the obligation specified in the contract expires or is discharged or cancelled) or if its terms are modified in a way that would have changed the accounting for the contract significantly had the new terms always existed.
If a contract is derecognised, then the fulfilment cash flows of the group are adjusted to eliminate the present value of the future cash flows and risk adjustment of the contract derecognised from the group, and the CSM of the group is adjusted for the change in fulfilment cashflows, except where such changes are allocated to the loss component.
If a contract is derecognised because its terms are modified, then the CSM of the existing group is also adjusted for the premium that would have been charged had the Group entered into a contract with the new contract’s terms at the date of modification, less any additional premium charged for the modification. A new modified contract is recognised assuming the Group received the premium that would have been charged had the Group entered into a contract with the new contract’s terms at the date of the modification.
Where the adjustments to CSM result in the CSM being reduced to nil, any further adjustments are recognised in the income statement in insurance service expense.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 24: Implementation of IFRS 17 Insurance contracts (continued)
(2)    General insurance contracts
General insurance contracts issued by the Group are presented on the balance sheet within liabilities arising from insurance contracts and participating investment contracts. The Group applies the PAA to the measurement of general insurance contracts, which either have a coverage period of each contract in the group of one year or less or have an annual re-pricing option.
For a group of general insurance contracts that is not onerous at initial recognition, the Group measures the LRC as any premium received at initial recognition, less any insurance acquisition cash flows at that date, plus any other asset or liability previously recognised for cash flows related to the group of contracts that the Group pays or receives before the group of insurance contracts is recognised.
The Group estimates the LIC in the same way described in the Measurement section for life insurance contracts above.
Where, during the coverage period, facts and circumstances indicate that a group of insurance contracts is onerous, the Group recognises a loss in the income statement for the net outflow, resulting in the carrying amount of the liability for the group being equal to the fulfilment cash flows. A loss component is established by the Group within the LRC for such onerous group depicting the losses recognised.
On subsequent measurement, the Group measures the carrying amount of the LRC at the end of each reporting period as the LRC at the beginning of the period plus premiums received in the period, less insurance acquisition cash flows, plus any amounts relating to the amortisation of the insurance acquisition cash flows recognised as an expense in the reporting period for the group, less the amount recognised as insurance revenue for the services provided in the period. For onerous groups, the LRC is also adjusted for the remeasurement of the loss component.
(3)    Reinsurance
Reinsurance contracts issued by the Group (where insurance risk is transferred to the Group) are accounted for under the GMM as insurance contracts. These contracts are presented within other assets or liabilities arising from insurance contracts and participating investment contracts.
The classification of contracts entered into by the Group with reinsurers under which the Group is compensated for amounts payable on one or more other contracts issued by the Group is dependent on whether the contract with the reinsurer transfers significant insurance risk to the reinsurer. Where the reinsurance contract transfers significant insurance risk (reinsurance contracts held), it is accounted for under the GMM, as modified for reinsurance contracts held. The Group adjusts the CSM of the group to which a reinsurance contract held belongs and as a result recognises income, when it recognises a loss on initial recognition of onerous underlying contracts.
Contracts that do not transfer significant insurance risk to the reinsurer are recognised within financial assets at fair value through profit or loss as they are within a portfolio of financial assets that is managed, and whose performance is evaluated, on a fair value basis. These contracts, while legally reinsurance contracts, do not meet the definition of a reinsurance contract under IFRS. Investment returns (including movements in fair value and investment income) allocated to these contracts are recognised on the face of the income statement as changes in non-participating investment contract liabilities.
(4)    Non-participating investment contracts
With the exception of the classification of insurance and investment contracts which can be partly invested in units which contain a DPF and partly in units without, there is no change to the Group’s accounting for non-participating investment contracts which are accounted for as financial instruments. Investment returns, including movements in fair value and investment income, on assets allocated to those contracts are recognised on the face of the income statement through the change in non-participating investment contracts.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 24: Implementation of IFRS 17 Insurance contracts (continued)
Changes to presentation
The implementation of IFRS 17 has also resulted in presentational changes being made to the Group’s income statement. Details of these changes are as follows:
The Group disaggregates the amounts recognised in the income statement into an insurance service result, comprising insurance revenue and insurance service expenses, and net finance income or expense from insurance, participating investment and reinsurance contracts. The Group does not disaggregate the change in risk adjustment for non-financial risk between the insurance service result and the net finance income or expense from insurance, participating investment and reinsurance contracts and includes the entire change as part of the insurance service result.
The Group presents income or expenses from reinsurance contracts held (other than finance income or expenses from reinsurance contracts held) as a single amount within net income or losses from reinsurance contracts held.
Insurance revenue
The Group recognises insurance revenue to reflect the provision of services arising from the group of insurance and participating investment contracts at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. Insurance revenue relating to services provided for each year represents the total of the changes in the LRC that relate to services for which the Group expects to receive consideration.
The Group allocates a portion of premiums that relate to recovering insurance acquisition cash flows to each period based on the coverage units provided in the reporting period. The Group recognises the allocated amount, adjusted for interest accretion at the discount rates determined on initial recognition of the related group of contracts, as insurance revenue and an equal amount as insurance service expenses.
Insurance service expense
The Group presents in the income statement insurance service expenses arising from groups of insurance and participating investment contracts, generally as they are incurred, as well as loss components and their reversals and changes in estimates of past claims.
Net finance income or expense from insurance, participating investment and reinsurance contracts
The net finance income or expense from insurance, participating investment and reinsurance contracts comprises changes in the carrying amounts of groups of insurance and participating investment contracts arising from:
•the effects of the time value of money and changes in the time value of money;
•changes in financial risk, including where the risk mitigation option is applied; and
•excluding any such changes for groups of direct participating contracts which are allocated to a loss component and included in insurance service expenses.
The net finance income or expense from insurance, participating investment and reinsurance contracts includes changes in the measurement of groups of contracts caused by changes in the value of underlying items (excluding additions and withdrawals). For contracts measured using the GMM, it includes the difference between the impact of demographic experience and assumptions change when calculated at market rates compared to locked-in rates. The impact of exchange differences on changes in the carrying amount of groups of insurance and participating investment contracts is also included here.
The Group has chosen not to disaggregate the net finance income or expense from insurance, participating investment and reinsurance contracts between the income statement and other comprehensive income, with it all being taken to the income statement.